UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  4/30

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2010 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.9%
Alabama 0.4%
Pell City, AL, Special Care Facilities Financing Authority Revenue, Noland Health Services, Series A, 0.2% *, 12/1/2039, US Bank NA (a)	4,000,000	4,000,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.25% *, 12/1/2027, JPMorgan Chase Bank (a)	10,000,000	10,000,000

		14,000,000
Alaska 0.4%
Alaska, State Housing Finance Corp., Capital Project Revenue, Series C, 0.19% *, 7/1/2022	15,000,000	15,000,000
Arizona 1.5%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 0.2% *, 12/15/2018, Bank of New York Mellon Corp. (a)	3,080,000	3,080,000
Arizona, Board of Regents, State University Systems Revenue, Series A, 0.13% *, 7/1/2034, Lloyds TSB Bank PLC (a)	3,100,000	3,100,000
Arizona, Health Facilities Authority Revenue, Catholic West, Series A, 0.23% *, 7/1/2035, JPMorgan Chase Bank (a)	7,600,000	7,600,000
Arizona, Salt River Pima-Maricopa Indian Community, 0.21% *, 10/1/2026, Bank of America NA (a)	4,100,000	4,100,000
Phoenix, AZ, Civic Improvement Corp., 0.25%, 3/4/2010	39,000,000	39,000,000

		56,880,000
California 7.3%
Alameda County, CA, Industrial Development Authority Revenue, BEMA Electronic Manufacturing, Inc. Project, Series A, AMT, 0.35% *, 4/1/2034, Comerica Bank (a)	3,200,000	3,200,000
Alameda County, CA, Industrial Development Authority Revenue, Caravan Trading Co., AMT, 0.35% *, 4/1/2014, Comerica Bank (a)	2,350,000	2,350,000
Alameda County, CA, Industrial Development Authority Revenue, Essai, Inc. Project, AMT, 0.3% *, 8/1/2035, Comerica Bank (a)	4,000,000	4,000,000
Alameda County, CA, Industrial Development Authority Revenue, Malberg Engineering, Inc., AMT, 0.35% *, 8/1/2031, Comerica Bank (a)	2,170,000	2,170,000
Alameda County, CA, Industrial Development Authority Revenue, White Brothers Project, AMT, 0.35% *, 3/1/2032, Comerica Bank (a)	2,480,000	2,480,000
California, Castaic Lake Water Agency Revenue, Certificates of Participation, 1994 Refunding Project, Series A, 0.15% *, 8/1/2020, Wells Fargo Bank NA (a)	6,895,000	6,895,000
California, Clipper Tax-Exempt Certificate Trust, Series 2007-38, 144A, 0.23% *, 5/15/2030	23,600,000	23,600,000
California, Housing Finance Agency Revenue, Series A, AMT, 0.2% *, 8/1/2035	10,000,000	10,000,000
California, Housing Finance Agency Revenue, Home Mortgage, Series D, AMT, 0.19% *, 2/1/2043	15,685,000	15,685,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 0.35% *, 1/1/2020, JPMorgan Chase Bank (a)	4,560,000	4,560,000
California, Statewide Communities Development, Series 2114, 144A, AMT, 0.25% *, 9/1/2046	3,765,000	3,765,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.2% *, 10/1/2036	7,800,000	7,800,000
California, Statewide Communities Development Authority Revenue, Children's Hospital of LA:
Series B, 0.17% *, 8/15/2031, Bank of America NA (a)	7,200,000	7,200,000
Series C, 0.18% *, 8/15/2034, Bank of America NA (a)	8,000,000	8,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.3% *, 5/15/2016, JPMorgan Chase Bank (a)	20,000,000	20,000,000
Series 2681, 144A, AMT, 0.45% *, 5/15/2018, JPMorgan Chase Bank (a)	15,810,000	15,810,000
California, Wells Fargo Stage Trust, Series 72C, 144A, 0.16% *, 8/15/2039	23,645,000	23,645,000
California, William S. Hart Union High School District, Municipal Securities Trust Receipts, Series SGC-59, "A", 144A, 0.17% *, 9/1/2027	8,035,000	8,035,000
Dublin & East Bay, CA, 0.16%, 2/8/2010	8,600,000	8,600,000
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refining Project, 144A, 0.3% *, 11/1/2020, Union Bank of CA (a)	2,250,000	2,250,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.17% *, 12/1/2032	15,300,000	15,300,000
Los Angeles, CA, Department of Water & Power Revenue:
Series A-7, 0.16% *, 7/1/2035	11,200,000	11,200,000
Series B-2, 144A, 0.13% *, 7/1/2034	43,175,000	43,175,000
San Jose, CA, Multi-Family Housing Revenue, Brookwood Terrace, Series B2, 0.18% *, 1/1/2014, JPMorgan Chase Bank (a)	5,145,000	5,145,000
Tustin, CA, Unified School District, Series 2007-336, 144A, 0.2% *, 9/1/2011, Bank of America NA (a)	26,760,000	26,760,000

		281,625,000
Colorado 2.0%
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 0.65% *, 12/1/2029, Compass Bank (a)	14,945,000	14,945,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.18% *, 10/1/2032, US Bank NA (a)	6,200,000	6,200,000
Colorado, Goldsmith Metropolitan District, 0.75% *, 12/1/2034, Compass Bank (a)	5,270,000	5,270,000
Colorado, Health Facilities Authority Revenue, Bethesda Adult Communities, Series A, 0.18% *, 8/15/2034, LaSalle Bank NA (a)	18,740,000	18,740,000
Colorado, Housing & Finance Authority Revenue, Single Family, Series C-3, "I", AMT, 0.2% *, 5/1/2022	4,000,000	4,000,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.65% *, 12/1/2020, Compass Bank (a)	6,405,000	6,405,000
Colorado, Midcities Metropolitan District No. 1, Special Revenue, Series B, 0.2% *, 12/1/2031, BNP Paribas (a)	4,000,000	4,000,000
Colorado, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.23% *, 12/1/2031, Royal Bank of Canada (a)	17,580,000	17,580,000

		77,140,000
Delaware 0.6%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.35% *, 10/1/2028, Rabobank International (a)	15,464,495	15,464,495
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.19% *, 5/1/2036, PNC Bank NA (a)	6,275,000	6,275,000

		21,739,495
District of Columbia 1.3%
District of Columbia, Anacostia Waterfront Corp., Pilot Revenue, Series F02, 144A, 0.18% *, 9/30/2022, Wachovia Bank NA (a)	40,000,000	40,000,000
District of Columbia, Center for Internships & Academic Revenue, 0.2% *, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 0.28% *, 12/1/2021	7,780,000	7,780,000

		51,180,000
Florida 6.5%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe I Apartments, AMT, 0.28% *, 12/15/2038, Citibank NA (a)	3,850,000	3,850,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palms of Deerfield Beach, AMT, 0.28% *, 8/15/2038, Citibank NA (a)	1,950,000	1,950,000
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.26% *, 1/15/2019, Branch Banking & Trust (a)	7,040,000	7,040,000
Series 1029, 0.26% *, 7/1/2024, Branch Banking & Trust (a)	10,830,000	10,830,000
Series 1031, 0.26% *, 8/1/2024, Branch Banking & Trust (a)	12,780,000	12,780,000
Series 1012, 144A, 0.26% *, 11/1/2024, Branch Banking & Trust (a)	9,870,000	9,870,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.2% *, 7/15/2024	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Program, Out of Door Academy, 0.21% *, 7/1/2038, Northern Trust Co. (a)	13,500,000	13,500,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.2% *, 10/15/2032	8,620,000	8,620,000
Florida, Lee Memorial Health Systems, Hospital Revenue, Series C, 0.18% *, 4/1/2033, Northern Trust Co. (a)	2,000,000	2,000,000
Florida, RBC Municipal Products, Inc. Trust, Series E-4, 144A, AMT, 0.34% *, 6/1/2010, Royal Bank of Canada (a)	9,995,000	9,995,000
Florida, Sunshine State Governmental Financing Commission Revenue:
0.28%, 2/4/2010	50,000,000	50,000,000
0.3% *, 7/1/2016, Dexia Credit Local (a)	24,650,000	24,650,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Hospital:
Series F, 0.18% *, 11/15/2035, Wachovia Bank NA (a)	17,850,000	17,850,000
Series G, 0.18% *, 11/15/2035, Branch Banking & Trust (a)	8,000,000	8,000,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.21% *, 10/1/2027, Northern Trust Co. (a)	17,000,000	17,000,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.25% *, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.21% *, 10/1/2037, Bank of America NA (a)	9,340,000	9,340,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.18% *, 11/1/2038, Northern Trust Co. (a)	4,350,000	4,350,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.23% *, 12/1/2023, Bank of America NA (a)	1,800,000	1,800,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.2% *, 7/1/2037, Bank of America NA (a)	7,500,000	7,500,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.25% *, 10/15/2042, JPMorgan Chase Bank (a)	6,140,000	6,140,000

		250,815,000
Georgia 1.6%
Atlanta, GA, Revenue Bond, Series 2008-3046X, 144A, 0.21% *, 7/1/2037 (b)	6,665,000	6,665,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 0.2% *, 12/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 0.2% *, 5/1/2026, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 0.2% *, 8/1/2035, Branch Banking & Trust (a)	2,700,000	2,700,000
Georgia, Municipal Electric Authority Power Revenue, Municipal Securities Trust Receipts, Series SGC-60, "A", 144A, 0.18% *, 1/1/2018 (b)	4,660,000	4,660,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series C1, 0.16% *, 9/1/2036	17,300,000	17,300,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project:
Series C, 0.2% *, 10/1/2031, Branch Banking & Trust (a)	8,695,000	8,695,000
Series A, 0.2% *, 10/1/2036, Branch Banking & Trust (a)	11,040,000	11,040,000
Heard County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Hal B. Wansley Power Plant, Series A, 0.2% *, 1/1/2038, JPMorgan Chase Bank (a)	3,700,000	3,700,000

		62,260,000
Hawaii 0.3%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaii Pacific Health, Series A, 0.17% *, 7/1/2035, Union Bank NA (a)	11,100,000	11,100,000
Idaho 1.5%
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 0.2% *, 7/1/2032	5,460,000	5,460,000
"I", Series A, AMT, 0.2% *, 7/1/2033	6,280,000	6,280,000
"I", Series B, AMT, 0.2% *, 7/1/2033	6,160,000	6,160,000
Idaho, Non-Profit Housing & Finance Association Facilities Revenue, College of Idaho Project, 0.18% *, 7/1/2030, US Bank NA (a)	4,950,000	4,950,000
Idaho, State Tax Anticipation Notes, 2.5%, 6/30/2010	35,000,000	35,298,716

		58,148,716

Illinois 9.1%
Channahon, IL, Morris Hospital Revenue:
Series B, 0.2% *, 12/1/2032, US Bank NA (a)	4,195,000	4,195,000
Series C, 0.2% *, 12/1/2032, US Bank NA (a)	5,355,000	5,355,000
Chicago, IL, Board of Education, Dedicated Revenues:
Series A-1, 0.2% *, 3/1/2026, Harris NA (a)	4,900,000	4,900,000
Series A-2, 0.2% *, 3/1/2026, Northern Trust Co. (a)	5,900,000	5,900,000
Chicago, IL, General Obligation, Series 2008-068, 144A, 0.35% *, 1/1/2022, Dexia Credit Local (a) (b)	11,525,000	11,525,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago:
Series 2008-051, 144A, 0.35% *, 12/1/2028	5,375,000	5,375,000
Series 2008-052, 144A, 0.35% *, 12/1/2035	25,145,000	25,145,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.3% *, 2/1/2035, Harris NA (a)	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.35% *, 6/1/2020, Rabobank International (a)	18,749,484	18,749,484
Illinois, Development Finance Authority Revenue, Shelby Memorial Hospital Association, Inc., Series B-1, 0.27% *, 10/1/2029, Comerica Bank (a)	7,315,000	7,315,000
Illinois, Educational Facilities Authority Revenues:
0.33%, 4/1/2010	20,200,000	20,200,000
0.349%, 4/7/2010	30,000,000	30,000,000
Illinois, Educational Facilities Authority Revenues, University of Chicago:
Series B-1, 0.52% *, Mandatory Put 8/12/2010 @ 100, 7/1/2036	9,500,000	9,499,312
Series B-2, 0.52% *, Mandatory Put 8/26/2010 @ 100, 7/1/2036	8,600,000	8,600,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.21% *, 4/1/2033, Northern Trust Co. (a)	5,000,000	5,000,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co.:
Series F, 144A, 0.2% *, 3/1/2017, JPMorgan Chase Bank (a)	10,100,000	10,100,000
Series E, 144A, 0.2% *, 5/1/2021, JPMorgan Chase Bank (a)	8,305,000	8,305,000
Illinois, Finance Authority Revenue, "A", 144A, 0.19% *, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Carle Foundation, Series B, 0.13% *, 2/15/2033, Northern Trust Co. (a)	9,150,000	9,150,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 0.18% *, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 0.18% *, 11/1/2040, Sovereign Bank FSB (a)	2,800,000	2,800,000
Illinois, Finance Authority Revenue, Northwestern University:
Series B, 0.32% *, Mandatory Put 3/1/2011 @ 100, 12/1/2046 (c)	15,000,000	15,000,000
Series C, 0.32% *, Mandatory Put 3/1/2011 @ 100, 12/1/2046 (c)	5,000,000	5,000,000
Series A, 0.5% *, Mandatory Put 3/31/2010 @ 100, 12/1/2046	29,000,000	29,000,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series C, 0.2% *, 4/1/2039, Northern Trust Co. (a)	2,175,000	2,175,000
Illinois, Finance Authority Revenue, The Art Institution of Chicago:
Series B-1, 0.25% *, 9/1/2038, JPMorgan Chase Bank (a)	5,085,000	5,085,000
Series B-2, 0.25% *, 9/1/2038, Northern Trust Co. (a)	2,325,000	2,325,000
Illinois, Finance Authority Student Housing Revenue, CHF-Dekalb LLC Project, Series A, 0.21% *, 7/1/2038, Sovereign Bank FSB (a)	9,000,000	9,000,000
Illinois, RBC Municipal Products, Inc. Trust, Finance Authority Revenue, Series E-10, 144A, 0.23% *, 3/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Illinois, Regional Transit Improvements, Series 2008-3043X, 144A, 0.21% *, 7/1/2026	6,665,000	6,665,000
Illinois, University of Illinois Revenue, "A", 144A, 0.21% *, 4/1/2035	14,300,000	14,300,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.18% *, 11/15/2035	9,110,000	9,110,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.51% *, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.26% *, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000

		353,838,796
Indiana 0.8%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.18% *, 8/1/2029, Harris NA (a)	6,970,000	6,970,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Clarian Health, Series D, 0.19% *, 2/15/2030, Branch Banking & Trust (a)	5,470,000	5,470,000
Mount Vernon, IN, Pollution Control & Solid Waste Disposal Revenue, General Electric Co. Project, 0.2% *, 12/1/2014	10,540,000	10,540,000
Terre Haute, IN, Westminster Village Revenue, Series A, 0.18% *, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000

		32,225,000
Iowa 0.9%
Iowa, Finance Authority Revenue, Senior Revenue Anticipation Notes, Series A, 2.5%, 6/23/2010	36,000,000	36,271,513
Kansas 1.0%
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.14% *, 9/1/2014	24,300,000	24,300,000
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.31% *, 12/1/2036, US Bank NA (a)	3,650,000	3,650,000
Lenexa, KS, Series 2007-302, 144A, 0.2% *, 2/1/2012	12,045,000	12,045,000

		39,995,000
Kentucky 0.1%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Corp., Inc., Series B-2, 0.97% *, 10/15/2014	4,000,000	4,000,000
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series A-1, 0.2% *, 5/1/2043, JPMorgan Chase Bank (a)	6,000,000	6,000,000
Maine 0.6%
Maine, State Housing Authority Mortgage Purchase:
Series G, AMT, 0.2% *, 11/15/2037	4,970,000	4,970,000
Series B, AMT, 0.22% *, 11/15/2041	15,000,000	15,000,000
Series E-1, 0.27% *, 11/15/2032	3,000,000	3,000,000

		22,970,000
Maryland 1.3%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.28% *, 7/1/2020, Societe Generale (a)	10,000,000	10,000,000
Maryland, BB&T Municipal Trust, Series 46, 144A, 0.19% *, 7/1/2016	3,845,000	3,845,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, 0.3%, 3/8/2010	25,000,000	25,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.19% *, 1/1/2043, Branch Banking & Trust (a)	11,800,000	11,800,000

		50,645,000
Massachusetts 2.1%
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.25% *, 3/1/2030	15,400,000	15,400,000
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.2% *, 6/15/2012, Bank of America NA (a)	7,335,000	7,335,000
Massachusetts, State Development Finance Agency Revenue, New Bedford Waste Services LLC, AMT, 0.27% *, 6/1/2021, Comerica Bank (a)	3,520,000	3,520,000
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon, 0.19% *, 10/1/2042, JPMorgan Chase Bank (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.2% *, 4/1/2038, TD Bank NA (a)	4,000,000	4,000,000
Massachusetts, State General Obligation, Series A, 0.19% *, 9/1/2016 (c)	18,200,000	18,200,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series I, 0.16% *, 11/1/2028	12,700,000	12,700,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Hillcrest Extended Care, Series A, 0.19% *, 10/1/2026, Bank of America NA (a)	2,040,000	2,040,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 0.2% *, 3/1/2028	8,410,000	8,410,000

		76,605,000
Michigan 1.9%
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.25% *, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
Michigan, State University Revenues, Series A, 0.2% *, 8/15/2030	7,465,000	7,465,000

		74,210,000
Minnesota 0.4%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 0.26% *, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
AMT, 0.46% *, 11/1/2017, US Bank NA (a)	2,440,000	2,440,000
Minnesota, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, AMT, 0.2% *, 1/1/2038	3,420,000	3,420,000
Minnesota, State General Obligation, Prerefunded 6/1/2010 @ 100, 5.625%, 6/1/2019	3,000,000	3,050,441

		13,910,441
Mississippi 0.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series A, 144A, AMT, 0.38% *, 12/1/2047, Wachovia Bank NA (a)	7,995,000	7,995,000
Series C, 144A, AMT, 0.38% *, 12/1/2047, Wachovia Bank NA (a)	9,375,000	9,375,000

		17,370,000
Missouri 0.6%
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 0.2% *, 10/1/2035, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.18% *, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 0.26% *, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000

		23,800,000
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 0.19% *, 8/1/2012	2,480,000	2,480,000
Nevada 1.7%
Clark County, NV, General Obligation, Series 3489Z, 144A, 0.2% *, 1/1/2017	11,965,000	11,965,000
Clark County, NV, School District Building, Series A, 5.0%, 6/15/2010	20,800,000	21,127,439
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.28% *, 10/15/2032	4,400,000	4,400,000
Nevada, Housing Division, Single Family Mortgage Revenue:
Series A, AMT, 0.4% *, 10/1/2039	14,700,000	14,700,000
Series B, AMT, 0.4% *, 4/1/2042	8,000,000	8,000,000
Nevada, State Director Department of Business & Industry, Nevada Cancer Institute Project, 0.21% *, 12/1/2033, Bank of America NA (a)	4,000,000	4,000,000

		64,192,439
New Hampshire 1.0%
New Hampshire, Health & Education Facilities Authority Revenue, Dartmouth College Issue, 0.2% *, 6/1/2032	8,950,000	8,950,000
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods at Exeter, 0.18% *, 3/1/2038, Bank of America NA (a)	29,000,000	29,000,000

		37,950,000
New Jersey 0.2%
Essex County, NJ, Improvement Authority Revenue, Pooled Governmental Loan Program, 0.13% *, 7/1/2026, First Union National Bank (a)	6,000,000	6,000,000
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 0.36% *, 4/1/2026, National Bank of Canada (a)	2,840,000	2,840,000

		8,840,000
New Mexico 1.0%
New Mexico, Educational Assistance Foundation:
Series A-1, AMT, 0.24% *, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
Series A-2, AMT, 0.24% *, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
University of New Mexico, Systems Improvement Revenues, 0.22% *, 6/1/2026	19,655,000	19,655,000

		39,655,000
New York 7.6%
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.19% *, 10/1/2045	17,345,000	17,345,000
Nassau County, NY, Interim Finance Authority Revenue, Series D-2, 0.2% *, 11/15/2015	3,000,000	3,000,000
New York, Liberty Development Corp. Revenue, World Trade Center Project, Series A, 0.5% *, Mandatory Put 1/18/2011 @ 100, 12/1/2049	25,000,000	25,005,171
New York, Long Island Power Authority, Electric Systems Revenue, Series 2B, 0.21% *, 5/1/2033, Bayerische Landesbank (a)	5,000,000	5,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-2, 0.2% *, 11/1/2035, Fortis Bank SA (a)	14,385,000	14,385,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-3, 144A, AMT, 0.25% *, 11/1/2039, Mizuho Corporate Bank (a)	21,500,000	21,500,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.17% *, 5/15/2037	39,500,000	39,500,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.22% *, 5/15/2036	2,800,000	2,800,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.22% *, 5/15/2036	8,000,000	8,000,000
New York, State Local Government Assistance Corp., Series 8V, 0.2% *, 4/1/2019	6,685,000	6,685,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 142, AMT, 0.24% *, 10/1/2037	5,800,000	5,800,000
New York, State Urban Development Corp. Revenue, Service Contract, Series A-5, 0.2% *, 1/1/2030, TD Bank NA (a)	2,600,000	2,600,000
New York City, NY, Housing Development Corp., Residential Revenue, Queens College, Series A, 0.17% *, 6/1/2043, RBS Citizens NA (a)	13,000,000	13,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 1314, 0.22% *, 6/15/2039	3,480,000	3,480,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 0.21% *, 11/15/2022	1,930,000	1,930,000
New York, NY, General Obligation:
Series H-2, 0.17% *, 3/1/2034, Bank of New York (a)	24,995,000	24,995,000
Series A-5, 0.18% *, 8/1/2031, Bank of Nova Scotia (a)	14,320,000	14,320,000
Series 2951, 144A, 0.2% *, 10/1/2013	1,765,000	1,765,000
Series I-8, 0.2% *, 4/1/2036, Bank of America NA (a)	16,000,000	16,000,000
Port Authority of New York & New Jersey:
0.27%, 3/3/2010	8,000,000	8,000,000
144A, 0.27%, 3/3/2010	9,000,000	9,000,000
Suffolk County, NY, Tax Anticipation Notes, 2.0%, 8/12/2010	45,000,000	45,392,323
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp., Series C, 0.15% *, 9/15/2037, Sovereign Bank FSB (a)	5,585,000	5,585,000

		295,087,494
North Carolina 4.5%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.3% *, 11/1/2023, Bank of America NA (a)	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.26% *, 3/1/2016, Branch Banking & Trust (a)	11,085,000	11,085,000
Series 1032, 0.26% *, 1/7/2024, Branch Banking & Trust (a)	12,310,000	12,310,000
Series 1008, 144A, 0.26% *, 3/1/2024, Branch Banking & Trust (a)	6,225,000	6,225,000
Series 1011, 144A, 0.26% *, 4/1/2024, Branch Banking & Trust (a)	8,350,000	8,350,000
Series 1024, 144A, 0.26% *, 5/31/2024, Branch Banking & Trust (a)	5,105,000	5,105,000
Series 1009, 144A, 0.26% *, 6/1/2024, Branch Banking & Trust (a)	17,795,000	17,795,000
Series 1025, 144A, 0.26% *, 6/1/2024, Branch Banking & Trust (a)	11,300,000	11,300,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
0.2% *, 12/1/2028, Branch Banking & Trust (a)	5,700,000	5,700,000
0.2% *, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.2% *, 8/1/2030, Branch Banking & Trust (a)	7,170,000	7,170,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.2% *, 10/1/2034, Branch Banking & Trust (a)	5,925,000	5,925,000
North Carolina, Capital Facilities Finance Agency, Educational Revenue, Forsyth Country Day School, 0.2% *, 12/1/2031, Branch Banking & Trust (a)	12,775,000	12,775,000
North Carolina, Capital Facilities Finance Agency, Exempt Facilities Revenue, Republic Services, Inc., 0.2% *, 7/1/2034, Bank of America NA (a)	5,000,000	5,000,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 0.2% *, 11/1/2038, Branch Banking & Trust (a)	10,035,000	10,035,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 0.2% *, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 0.18% *, 10/1/2014, Sovereign Bank FSB (a)	2,015,000	2,015,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, United Methodist Church, Series B, 0.2% *, 10/1/2035, Branch Banking & Trust (a)	4,805,000	4,805,000
North Carolina, Piedmont Triad Airport Authority Revenue, Series A, 0.21% *, 7/1/2032, Branch Banking & Trust (a)	3,450,000	3,450,000
North Carolina, State Education Assistance Authority Revenue, Student Loan:
Series A-2, AMT, 0.24% *, 9/1/2035, Royal Bank of Canada (a)	9,000,000	9,000,000
Series 5, AMT, 0.27% *, 9/1/2035, Branch Banking & Trust (a)	16,095,000	16,095,000
University of North Carolina Revenues, Series R-11292, 144A, 0.19% *, 12/1/2015	3,070,000	3,070,000

		172,610,000
Ohio 3.6%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.28% *, 12/1/2032, KBC Bank NV (a)	5,050,000	5,050,000
Cleveland, OH, Clinic Health System:
0.2%, 3/2/2010	14,800,000	14,800,000
0.33%, 2/1/2010	25,000,000	25,000,000
Cuyahoga County, OH, Housing Revenue, Euclid Avenue Housing Corp., Series A, 0.16% *, 8/1/2042, PNC Bank NA (a)	6,000,000	6,000,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificate of Participation, Series 2009-28, 144A, AMT, 0.32% *, 3/1/2035	5,304,000	5,304,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 0.21% *, 9/1/2036	45,000,000	45,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.38% *, 6/1/2048, Wachovia Bank NA (a)	9,780,000	9,780,000
Series D, 144A, AMT, 0.38% *, 6/1/2048, Wachovia Bank NA (a)	4,340,000	4,340,000
Ohio, State Hospital Facility Revenue, Series 3591, 144A, 0.2% *, 1/1/2017	12,000,000	12,000,000
Ohio, State Housing Finance Authority Revenue, Series 2008-3308, 144A, AMT, 0.28% *, 3/1/2033	10,965,000	10,965,000

		138,239,000
Oklahoma 0.8%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.2% *, 1/1/2042, KBC Bank NV (a)	15,670,000	15,670,000
Oklahoma, State Turnpike Authority Revenue:
Series C, 0.18% *, 1/1/2028	6,860,000	6,860,000
Series D, 0.2% *, 1/1/2028	7,410,000	7,410,000

		29,940,000
Oregon 0.5%
Oregon, State General Obligation, Veterans Welfare, Series 89-B, AMT, 0.2% *, 12/1/2038	5,700,000	5,700,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
0.25% *, 5/1/2034, Bank of America NA (a)	8,835,000	8,835,000
0.25% *, 5/1/2037, Bank of America NA (a)	5,415,000	5,415,000

		19,950,000
Pennsylvania 4.5%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.25% *, 6/1/2032, PNC Bank NA (a)	7,525,000	7,525,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-11, 144A, 0.23% *, 12/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.18% *, 12/1/2035, Citibank NA (a)	12,600,000	12,600,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series B, 0.16% *, 7/1/2039, PNC Bank NA (a)	8,635,000	8,635,000
Butler County, PA, General Authority Revenue, New Castle Area School District, Series A, 0.19% *, 3/1/2029, PNC Bank NA (a)	3,135,000	3,135,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligation Group, 0.18% *, 1/1/2043, KBC Bank NV (a)	3,855,000	3,855,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.2% *, 1/1/2032, PNC Bank NA (a)	6,835,000	6,835,000
Pennsylvania, BB&T Municipal Trust, Series 1, 0.2% *, 9/15/2015	8,535,000	8,535,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Series 1, 144A, 0.5% *, 12/1/2038, Wachovia Bank NA (a)	10,000,000	10,000,000
Pennsylvania, Northeastern Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.16% *, 9/1/2034, PNC Bank NA (a)	5,725,000	5,725,000
Pennsylvania, RBC Municipal Products, Inc. Trust Certificates, Bethlehem Area School, Series E-12, 144A, 0.22% *, 1/5/2012, Royal Bank of Canada (a)	5,000,000	5,000,000
Pennsylvania, State Tax Anticipation Notes, 1.5%, 6/30/2010	50,000,000	50,245,458
Pennsylvania, University of Pittsburgh, Commonwealth Systems of Higher Education, Panthers-Pitt Asset Notes, 144A, 5.0%, 8/1/2010	25,475,000	26,043,723
Philadelphia, PA, Redstone Partners Floaters/Residuals Trust, Series B, AMT, 144A, 0.38% *, 4/1/2048, Wachovia Bank NA (a)	8,985,000	8,985,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.2% *, 9/1/2039, PNC Bank NA (a)	9,000,000	9,000,000

		176,119,181
South Carolina 0.8%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 0.3% *, 9/1/2011	10,300,000	10,300,000
Lexington County, SC, School District No. 001, Series B, 1.0%, 3/1/2010	8,000,000	8,004,024
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.26% *, 1/1/2020, Branch Banking & Trust (a)	6,065,000	6,065,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.2% *, 9/1/2028, Branch Banking & Trust (a)	6,175,000	6,175,000

		30,544,024
South Dakota 1.1%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.7% *, 8/1/2029	35,000,000	35,000,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 0.26% *, 2/1/2028, First American Bank (a)	9,000,000	9,000,000

		44,000,000
Tennessee 1.6%
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series C-3-A, 0.2% *, 6/1/2029	10,000,000	10,000,000
Series E-5-A, 0.2% *, 6/1/2030, Branch Banking & Trust (a)	41,945,000	41,945,000
Dickson, TN, Redstone Partners Floaters/Residuals Trust, Series B, AMT, 0.38% *, 12/1/2047, Wachovia Bank NA (a)	3,120,000	3,120,000
Selmer/McNairy County, TN, Industrial Development Board Revenue, United Stainless, Inc., AMT, 0.3% *, 12/1/2023, Bank of America NA (a)	8,500,000	8,500,000

		63,565,000
Texas 16.3%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.8% *, 6/30/2020	40,100,000	40,100,000
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 0.22% *, 11/15/2029, Dexia Credit Local (a)	14,625,000	14,625,000
Brownsville, TX, Utility System, 0.32%, 4/9/2010	3,500,000	3,500,000
Dallas, TX, Independent School Building District, 5.0%, 2/15/2010	12,980,000	13,001,796
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.38% *, 12/1/2047, Wachovia Bank NA (a)	7,945,000	7,945,000
Harris County, TX, 0.37%, 3/9/2010	13,250,000	13,250,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.22% *, 11/15/2047, Northern Trust Co. (a)	5,350,000	5,350,000
Harris County, TX, Tax Anticipation Notes:
1.5%, 2/25/2010	110,000,000	110,081,905
2.0%, 2/25/2010	10,000,000	10,010,819
Houston, TX, Utility Systems Revenue, Series B1, 0.19% *, 5/15/2034, Bank of America NA, Bank of New York Mellon Corp., Dexia Credit Local and State Street Bank & Trust Co. (a)	6,700,000	6,700,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.2% *, 12/1/2028 (b)	14,100,000	14,100,000
Katy, TX, Independent School Building District, 0.21% *, 8/15/2033	8,700,000	8,700,000
Leander, TX, Independent School District, Series R-11662, 144A, 0.19% *, 8/15/2015	3,750,000	3,750,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.21% *, 12/1/2038, Lloyds TSB Bank PLC (a)	2,600,000	2,600,000
San Antonio, TX, Electric & Gas Revenue, 0.3%, 6/10/2010	20,000,000	20,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Northwest Senior Edgemere Project, Series B, 144A, 0.18% *, 11/15/2036, LaSalle Bank NA (a)	9,505,000	9,505,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.38% *, 12/1/2047, Wachovia Bank NA (a)	12,200,000	12,200,000
Texas, A&M University Revenues, Financing Systems, Series C, 2.0%, 5/15/2010	6,620,000	6,651,014
Texas, BB&T Municipal Trust, Series 2008-57, 144A, 0.19% *, 12/1/2019, Branch Banking & Trust (a) (b)	17,300,000	17,300,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.25% *, 10/1/2039, Citibank NA (a)	11,000,000	11,000,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.28% *, 9/1/2032	6,600,000	6,600,000
Texas, North East Independent School District, "A", 144A, 0.19% *, 8/1/2037	8,935,000	8,935,000
Texas, Northside Independent School District, School Building, 1.2% *, Mandatory Put 6/1/2010 @ 100, 6/1/2037	28,260,000	28,260,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.24% *, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, State Tax & Revenue Anticipation Notes, 2.5%, 8/31/2010	123,500,000	124,969,307
Texas, State Transportation Commission Revenue, First Tier, Series A, 5.0%, 4/1/2010	5,000,000	5,035,166
Texas, University of Houston, Series 2008-3315, 144A, 0.21% *, 2/15/2033 (b)	9,335,000	9,335,000
Texas, University of Houston Revenues, 0.19% *, 2/15/2024	4,700,000	4,700,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.2% *, 7/1/2037, Bank of Scotland (a)	33,350,000	33,350,000
Tyler, TX, Independent School District, School Building, Series A, 0.36% *, 2/15/2025	22,000,000	22,000,000
Weslaco, TX, Health Facilities Development, Knapp Medical Center, Series A, 0.5% *, 6/1/2038, Compass Bank (a)	4,775,000	4,775,000

		631,325,007
Utah 1.8%
Utah, Housing Corp., Series 2008-3300, 144A, AMT, 0.28% *, 1/1/2039	5,000,000	5,000,000
Utah, Transportation Authority Revenue, Series 2008-3045X, 144A, 0.21% *, 6/15/2036 (b)	2,500,000	2,500,000
Utah, Water Finance Agency Revenue:
Series B-3, 0.22% *, 7/1/2036	35,500,000	35,500,000
Series B-1, 0.22% *, 10/1/2037	28,565,000	28,565,000

		71,565,000
Vermont 0.4%
Vermont, Educational & Health Buildings, Financing Agency Revenue, Norwich University Project, 0.16% *, 9/1/2038, TD Bank NA (a)	17,500,000	17,500,000
Virginia 3.3%
Norfolk, VA, Bond Anticipation Notes, Series C, 1.25%, 3/1/2010	44,710,000	44,739,181
Norfolk, VA, State General Obligation, 0.16% *, 8/1/2037	11,640,000	11,640,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond:
Series A, 0.8% *, Mandatory Put 3/1/2010 @ 100, 2/26/2039	10,500,000	10,500,000
Series B, 0.8% *, Mandatory Put 2/1/2010 @ 100, 2/26/2039	4,000,000	4,000,000
Virginia, Commonwealth University, Health Systems Authority Revenue, Series A, 0.19% *, 7/1/2037, Branch Banking & Trust (a)	7,800,000	7,800,000
Virginia, RBC Municipal Products, Inc. Trust:
Series C-2, 144A, AMT, 0.34% *, 1/1/2014, Royal Bank of Canada (a)	9,325,000	9,325,000
Series C-8, 144A, AMT, 0.34% *, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
Virginia, Small Business Financing Authority Revenue, Children's Hospital of the King's Daughters, Inc., 0.2% *, 1/1/2036, Bank of America NA (a)	16,000,000	16,000,000

		129,669,181
Washington 2.0%
Seattle, WA, Water Systems Revenue, Series 2170, 144A, 0.19% *, 2/1/2031 (b)	2,530,000	2,530,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.2% *, 7/1/2030, JPMorgan Chase Bank (a)	12,000,000	12,000,000
Washington, State General Obligation:
Series 96-A, 0.18% *, 6/1/2020	5,000,000	5,000,000
Series R-11477, 0.19% *, 7/1/2014 (b)	5,445,000	5,445,000
Series 2599, 144A, 0.2% *, 1/1/2016	4,505,000	4,505,000
Series 3087, 144A, 0.2% *, 7/1/2016	5,055,000	5,055,000
Series 2010-E, 144A, 2.0%, 2/1/2011	10,325,000	10,504,876
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.18% *, 5/1/2028, US Bank NA (a)	9,255,000	9,255,000
Washington, State Housing Finance Commission, Multi-Family Revenue, New Tacoma Apartments Project, 0.18% *, 1/1/2040, Wells Fargo Bank NA (a)	11,400,000	11,400,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.18% *, 12/1/2037	10,390,000	10,390,000

		76,084,876
West Virginia 1.6%
West Virginia, Public Energy Authority Revenue, Morgantown Associates Project, AMT, 0.6%, 7/1/2017, Dexia Credit Local (a)	48,530,000	48,530,000
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series A, 0.19% *, 1/1/2034, Branch Banking & Trust (a)	13,480,000	13,480,000

		62,010,000
Wisconsin 2.3%
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.25% *, 6/1/2036, JPMorgan Chase Bank (a)	18,400,000	18,400,000
Milwaukee, WI, General Obligation, Series V8, 0.22% *, 2/1/2025	2,700,000	2,700,000
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.38% *, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
Racine, WI, Solid Waste Disposal Revenue, Republic Services Project, 0.25% *, 11/1/2037, JPMorgan Chase Bank (a)	5,000,000	5,000,000
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.2% *, 4/1/2032, US Bank NA (a)	100,000	100,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, Certificate of Participation, Series 2009-36, 144A, 0.25% *, 5/1/2020	6,755,000	6,755,000
Wisconsin, State Operating Notes, 2.5%, 6/15/2010	50,000,000	50,367,828

		88,622,828
Wyoming 1.4%
Sweetwater County, WY, Pollution Control Revenue, 0.35%, 3/3/2010	13,175,000	13,175,000
Wyoming, Student Loan Corp. Revenue, Series A-3, AMT, 0.24% *, 12/1/2043, Royal Bank of Canada (a)	40,000,000	40,000,000

		53,175,000

% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,904,852,991) †	100.9	3,904,852,991
Other Assets and Liabilities, Net	(0.9)	(30,907,415)

Net Assets	100.0	3,873,945,576
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of January 31, 2010.

†	The cost for federal income tax purposes was $3,904,852,991.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.5
Assured Guaranty Municipal Corp.	1.3
National Public Finance Guarantee Corp.	0.1
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c)	When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FSB: Federal Savings Bank
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments (d)	$—	$3,904,852,991	$—	$3,904,852,991
Total	$—	$3,904,852,991	$—	$3,904,852,991
(d) See Investment Portfolio for additional detailed categorizations	.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010